 TCG FINANCIAL SERIES TRUST I

Prospectus

TCG Cash Reserve Money Market Fund

Class

Ticker Symbol

Institutional Shares	[ CRIXX ]
Service Shares	[ n/a ]
Investor A Shares	[ n/a ]
Investor B Shares	[ n/a ]
Investor C Shares	[ n/a ]

October 14, 2016, as supplemented February 1, 2017

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARY:  TCG Cash Reserve Money Market Fund

1

Investment Objective

1

Fees and Expenses of the Fund

1

Principal Investment Strategies of the Fund

2

Principal Risks of Investing in the Fund

3

Performance

5

Average Annual Total Returns

6

Adviser

6

Portfolio Manager

6

Purchase and Sale of Fund Shares

6

Tax Information

6

Payments to Broker-Dealers and Other Financial Intermediaries

7

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT
STRATEGIES AND RELATED RISKS

7

Investment Objective

7

The Fund's Investment Strategies

7

The Fund's Investment Risks

10

Portfolio Holdings Disclosure Policies

13

Manager-of-Managers Order

13

MANAGEMENT OF THE FUND

14

Adviser

14

Portfolio Manager

14

Advisory Fees

14

HOW TO BUY SHARES

15

Purchasing Shares

15

Opening an Account

16

Minimum Purchase Amount

17

Automatic Investment Plan

18

Additional Investments

18

Other Purchase Information

18

HOW TO REDEEM SHARES

18

By Mail

19

By Telephone

19

Additional Information

20

Other Rights of the Fund

20

Special Limitations Affecting Redemptions

20

Suspension of Redemptions Upon Liquidation

21

Note on Low Balance Accounts

21

Short-term Trading Policy

22

DIVIDENDS, DISTRIBUTIONS AND TAXES

22

Dividends and Distributions

22

Taxes

22

DISTRIBUTOR PLAN

24

FINANCIAL HIGHLIGHTS

25

PRIVACY NOTICE

26

FUND SUMMARY:  TCG CASH RESERVE MONEY MARKET FUND

Investment Objective: The investment objective of TCG Cash Reserve Money Market Fund ("Fund"), a series of TCG Financial Series Trust I ("Trust"), is to achieve preservation of capital, current income, liquidity and stability of principal.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the TCG Cash Reserve Money Market Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Service Shares	Investor A Shares	Investor B Shares	Investor C Shares
Management Fee	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees[1]	None	None	None	None	None
Shareholder Servicing Fee	None	0.05%	0.10%	0.15%	0.20%
Other Expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	0.64%	0.69%	0.74%	0.79%	0.84%
Fee Waiver and/or Expense Reimbursement [2]	(0.34)%	(0.39)%	(0.44)%	(0.49)%	(0.54)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%	0.30%	0.30%	0.30%	0.30%

1

The Fund has adopted a Rule 12b-1 Plan for each of its share classes that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through October 31, 2017.

2

As described in the "Management of the Funds" section of the Fund's prospectus on pages 13 through 15, Catalyst has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding any front-end or contingent deferred loads, any Rule 12b-1 fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 0.30% for all share classes until October 31, 2017 (the "contractual expense limitation agreement"). The Fund may have to repay some of these waivers and/or reimbursements to Catalyst in the following three (3) years provided that the current year's expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The contractual expense limitation agreement may be terminated by a majority of the non-interested Trustees upon sixty (60) days' written notice to the Advisor and will terminate automatically upon the termination of the Management Services Agreement.  The Advisor may not terminate this agreement without the consent of the Board of Trustees of the Trust, which consent will not be unreasonably withheld.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The calculations for years after Year #1 in the example assume that the Fund's Rule 12b-1 Distribution Fee has been included.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Shares	Service Shares	Investor A Shares	Investor B Shares	Investor C Shares
Year 1	$31	$31	$31	$31	$31
Year 3	$171	$181	$192	$203	$214
Year 5	$323	$346	$368	$390	$413
Year 10	$766	$822	$877	$932	$987

Principal Investment Strategies of the Fund

The TCG Cash Reserve Money Market Fund (the "Fund") seeks to achieve its objective by investing in short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition, a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund's cash component consists of money market or other demand deposits ("Deposits") in accounts with U.S. banks or savings and loan associations (“Banks”) whose deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”), subject to each Bank’s FDIC insurance limit per deposit (currently $250,000). .  The Fund may also invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("Government Securities"), or in repurchase agreements for Government Securities. The Fund may also invest in U.S. Government  money market funds.. All investments will be payable in U.S. dollars.

The Fund's Advisor will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and Deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund's dollar-weighted average legal maturity (WAM) will be 60 days or less, and the dollar-weighted average life to maturity (WAL) of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

The Fund may invest in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund's Advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates as well as the credit quality of the issuer.

Although the Fund is a money market fund, it will price and transact at a "floating" net asset value (NAV) that will fluctuate based on changes in the value of the Fund's investment.

Principal Risks of Investing in the Fund

The TCG Cash Reserve Money Market Fund is subject to management risk and the Fund may not achieve its objective if the Advisor's expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Limited History of Operations. The Fund is a relatively new mutual fund and has a limited history of operations for investors to evaluate. The Advisor has extensive experience in managing mutual funds but only recently has begun to manage money market funds.

Management Risk.  The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.

Market Risk.  Overall market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund's yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation.  If the Fund holds a Deposit at a bank that fails, the Fund may incur losses to the extent that the Deposit exceeds the FDIC insurance limit.

Government Securities Risk. There is a risk that the U.S. Government could default on the repayment of these securities.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Instrument Risk. Floating and variable rate instruments provide for a periodic adjustment in the interest rate paid on the instrument. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate instruments may be subject to greater liquidity risk than other debt instrument, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Because the share price of the Fund may fluctuate, when you sell your shares they may be worth less than what you originally paid for them.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields achieved by certain money market funds. The SEC may adopt additional reforms which may impact the operation or performance of the Fund.

Treasury Obligations Risk.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Performance

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year to year and by showing how the Fund's average annual returns for one, five and ten years compare with those of a broad measure of market performance.

Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund's website at www.CatalystTCGFunds.com or by calling the Fund toll-free at 1-800-494-2755.

Annual Returns For Years Ended December 31, 2015

Best Quarter	September 30, 2015	0.07%
Worst Quarter	June 30, 2015	0.02%

Average Annual Total Returns

(For the periods ended December 31, 2015)

	1 Year	Since Inception (July 3, 2015)
Institutional Class Shares	0.20%	0.22%

The Institutional Class Shares' seven-day current yield on December 31, 2015 was 0.26%.

Returns would have been lower if the Fund's adviser had not waived and/or reimbursed certain expenses of the Fund during the period shown.

Advisor

Catalyst Capital Advisors, LLC is the Fund's investment advisor (the "Advisor").

Portfolio Manager

James Szilagyi, Portfolio Manager of the Advisor, serves as the Fund's Portfolio Manager.  Mr. Szilagyi has served the Fund in this capacity since October 2016.

Purchase and Sale of Fund Shares

The minimum initial investment in the Fund is $500 for a regular account, $500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE ABOUT THE FUND

   _____

ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The investment objective of the TCG Cash Reserve Money Market Fund (the "Fund") is non-fundamental and may be changed by the Board of Trustees without shareholder approval. If the Board decides to change the Fund's investment objective, shareholders will be given 60 days' written advance notice.

The Fund's investment objective is to achieve preservation of capital, current income, liquidity and stability of principal.

The Fund's Investment Strategies

The TCG Cash Reserve Money Market Fund (the "Fund") seeks to achieve its objective by investing in short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain a dollar-weighted average legal maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund's cash component consists of money market or other demand deposits ("Deposits") in accounts with U.S. banks or savings and loan associations (“Banks”) whose deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”), subject to each Bank’s FDIC insurance limit per deposit (currently $250,000). The Fund may also invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities ("Government Securities"), or in repurchase agreements for Government Securities. The Fund may also invest in U.S. Government money market funds. All investments will be payable in U.S. dollars.

The Fund's Advisor will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and Deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund's dollar-weighted average legal maturity (WAM) will be 60 days or less, and the dollar-weighted average life to maturity (WAL) of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

The Fund may invest in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund's Advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates as well as the credit quality of the issuer.

In buying and selling securities for the Fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the Fund's investments. Although the Fund is a money market fund, it will price and transact at a "floating" NAV that will fluctuate based on changes in the value of the Fund's investments.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission ("SEC"). The Fund will only purchase securities that present minimal credit risk as determined by the Fund's investment advisor, Catalyst Capital Advisors LLC, pursuant to guidelines approved by the Trust's Board of Trustees.

In satisfaction of the quality requirements of Rule 2a-7, Deposits acquired by the Fund, will be determined at the time of purchase by Catalyst Capital Advisors LLC, under guidelines approved by the Trust's Board, to present minimal credit risks and will be "Eligible Securities." An "Eligible Security" is a security:

1. with a remaining maturity of 397 calendar days or less that the Fund's Board of Trustees determines presents minimal credit risks to the Fund, which determination must include an analysis of the capacity of the security's issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations, and such analysis must include, to the extent appropriate, consideration of the following factors with respect to the security's issuer or guarantor:

(A) financial condition;

(B) sources of liquidity;

(C) ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and

(D) strength of the issuer or guarantor's industry within the economy and relative to economic trends, and issuer or guarantor's competitive position within its industry; or

2. that is issued by a registered investment company that is a money market fund; or

3. that is a government security.

Pursuant to Rule 2a-7, the Fund is subject to a "general liquidity requirement" that requires that the Fund hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of its obligations under Section 22(e) of the Investment Company Act regarding share redemptions and any commitments the Fund has made to shareholders. To comply with this general liquidity requirement, the Fund must consider factors that could affect the Fund's liquidity needs, including characteristics of the Fund's investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly shareholder redemptions), this may require a Fund to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

The Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and the Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. "Daily liquid assets" include (i) cash; (ii) direct obligations of the U.S. Government; and (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day.  Under normal conditions, certain Fund Deposits may not qualify as "daily liquid assets." "Weekly liquid assets" include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; and (v) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

The Fund is ordinarily limited to investing so that immediately following any such acquisition not more than 5% of its total assets will be invested in any one issuer's securities (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment).

In order to meet its daily liquidity requirements, the Fund may also invest in other investment companies that pay redemptions on the same or next business day.

The Fund is permitted to invest in repurchase agreements and engage in repurchase agreement transactions but only to the extent that they are collateralized by cash, government securities or Deposits..

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

The Fund's Investment Risks

All mutual funds carry a certain amount of risk. As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's net asset value and returns will vary and you could lose money on your investment in the Fund. Also, an investment in the Fund is not a complete investment program.

The main risks associated with investing in the Fund are summarized in "Principal Risks of Investing in the Fund" at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.

Investments in Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Limited History of Operations. The Fund is a relatively new mutual fund and has a limited history of operations for investors to evaluate. The Advisor has extensive experience in managing mutual funds but only recently has begun to manage money market funds.

Management Risk.  The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results.

Market Risk.  Overall stock market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Interest Rate Risk. Although the Fund is generally less sensitive to interest rate changes than are funds that invest in longer-term securities, changes in short-term interest rates will cause changes to that Fund's yield. In addition, a low-interest rate environment may prevent a Fund from providing a positive yield or maintaining a net asset value of $1.00 per share.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events.  If the Fund holds a Deposit at a bank that fails, the Fund may incur losses to the extent that the Deposit exceeds the FDIC insurance limit.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. There is a risk that the U.S. Government could default on the repayment of these securities.

Redemption Risk. A Fund could experience a loss and the Fund's net asset value may be affected when selling securities to meet redemption requests if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be forced to sell its holdings when shareholders of the Fund make relatively large redemption requests.

Furthermore, when markets are illiquid, a Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities' resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund's affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund's ability to sell the securities at any given time. Such securities also may lose value.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields achieved by certain money market funds. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Treasury Obligations Risk.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Expense Risk. Fund expenses are subject to a variety of factors, including fluctuations in the Fund's net assets.  Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund's net assets decrease due to market declines or redemptions, the Fund's expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund's expense ratio could be significant.

Investment in Other Investment Companies Risk.  As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Bank Account Restriction Risk. Investments by the Fund in savings deposits have certain requirement restrictions on the number of "convenient" transfers or withdrawals that may be made per month (or per statement cycle of at least four weeks) from the account.  In order to classify an account as a "savings deposit," the FDIC insured institution must, in its account agreement with the customer, reserve the right at any time to require seven (7) days' advance written notice of an intended withdrawal.  In addition, for an account to be classified as a "savings deposit," the depositor may make no more than six "convenient" transfers or withdrawals per month from the account. "Convenient" transfers and withdrawals, for purposes of this limit, include preauthorized, automatic transfers (including but not limited to transfers from the savings deposit for overdraft protection or for direct bill payments) and transfers and withdrawals initiated by telephone, facsimile, or computer, and transfers made by check, debit card, or other similar order made by the depositor and payable to third parties. Other, less-convenient types of transfers, such as withdrawals or transfers made in person at the bank, by mail, or by using an ATM, do not count toward the six-per-month limit and do not affect the account's status as a savings account. Also, a withdrawal request initiated by telephone does not count toward the transfer limit when the withdrawal is disbursed via check mailed to the depositor.  Accordingly, this restriction may result in a delay in liquidating the Fund's investment.

For more information about risks associated with the types of investments that the Fund may purchase, please read the Statement of Additional Information.

Portfolio Holdings Disclosure Policies

A description of the Fund's policies regarding disclosure of the securities in the Fund's portfolio is found in the Statement of Additional Information and on the Fund's website at www.CatalystTCGFunds.com.

Manager-of-Managers Order

Catalyst has received an exemptive order (the "Order") from the SEC that permits Catalyst, with the Trust's Board of Trustees' approval, to enter into or amend sub-advisory agreements with one or more sub-advisers without obtaining shareholder approval.  Shareholders will be notified if and when a new sub-adviser is employed by Catalyst within 90 days of such change.

 MANAGEMENT OF THE FUND

Advisor

Catalyst Capital Advisors LLC ("Catalyst" or the "Advisor"), a New York limited liability company located at 36 North New York Avenue, Floor 2, Huntington, NY 11743, serves as Advisor to the Fund. Catalyst, a registered investment advisor, was organized on January 24, 2006. Management of mutual funds is currently its primary business. As of September 30, 2016, Catalyst manages approximately $5.5 billion in assets.

Portfolio Manager

James Szilagyi - Portfolio Manager

Mr. Szilagyi has served as a portfolio manager of the Fund since October 2016. He is responsible for the day-to-day management of the Fund. Mr. Szilagyi began his association with the Advisor in 2015 as product manager. From 2011-2015, he served in various technical and management roles with Fidelity Information Services. Mr. Szilagyi has an MBA from the Weatherhead School of Management at Case Western Reserve University and a bachelor of science degree from Purdue University.

Advisory Fees

As the investment adviser, the firm oversees the asset management of the Fund and its separate classes.  As compensation for these services, the firm receives a management fee of 0.50% of the Fund's average daily net assets. For the year ended, the Adviser received a management fee in an amount equivalent to 0.50% of the Fund's average daily net assets.

The Advisor has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding any front-end or contingent deferred loads, any Rule 12b-1 fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation)  as a percentage of daily net assets to 0.30% until October 31, 2017 (the "contractual expense limitation agreement"). The Fund may have to repay some of these waivers and/or reimbursements to Catalyst Capital Advisors in the following three (3) years provided that the current year's expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The contractual expense limitation agreement may be terminated upon sixty (60) days' written notice to the Advisor and will terminate automatically upon the termination of the Management Services Agreement.  The Advisor may not terminate this agreement without the consent of the Board of Trustees of the Trust, which consent will not be unreasonably withheld.

The Fund's Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for the Fund's shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.   A discussion regarding the basis of the Board of Trustees' approval of the management agreement with Catalyst is available in the Fund's semi-annual report for the fiscal period ended December 31, 2015.

SHAREHOLDER INFORMATION

HOW TO BUY SHARES

Purchasing Shares

You do not pay any sales charge (sometimes called a load) when you buy shares of the Fund.

The price you pay for your shares is the net asset value ("NAV") per share of the Fund. NAV is the value of everything a Fund owns, minus everything the Fund owes, divided by the number of shares of that Fund held by investors. The fund is an institutional money market fund, which means that the NAV of the fund's shares will "float," fluctuating with changes in the values of the fund's portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. The Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of shares is generally calculated as of the cut-off time which under normal conditions is 4:00 p.m. ET each day the Fund is accepting orders. You will pay the next NAV per share price calculated after the Fund receives your application or request in good order.

 Shares are available to be purchased on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund may also close and shares will not be available to be purchased when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday.

On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. The Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund's close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders received by the Fund with your application or request in good order after the Fund closes will be effective the following business day.

If your purchase order is received by the Fund with your application or request in good order by the Fund's cut-off time listed below, your purchase order will be processed at that day's price and you will be entitled to all dividends declared on that day. If your purchase order is received by the Fund with your application or request in good order after the cut-off time, we will process it at the next day's price.

Share ownership is electronically recorded; therefore, no certificate will be issued.

Normally, the cut-off time for the Fund is 4:00 p.m. ET.

The Fund calculates its net asset value ("NAV") per share as of the close of regular trading on the NYSE every day the NYSE is open.  The NYSE normally closes at 4:00 p.m. Eastern Time ("ET").  The Fund's NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent.

All shares will be purchased at the NAV per share next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  "Good order" means your purchase request includes:

•

the name of the Fund and share class

•

the dollar amount of shares to be purchased

•

a completed purchase application or investment stub

•

check payable to the applicable Fund

Opening an Account

You may purchase shares directly through the Fund's transfer agent or through a brokerage firm or other financial institution that has agreed to sell Fund shares.  If you purchase shares through a brokerage firm or other financial institution, you may be charged a fee by the firm or institution.

If you are investing directly in the Fund for the first time, please call toll-free 1-800-494-2755 to request a Shareholder Account Application.  You will need to establish an account before investing.  Be sure to sign up for all the account options that you plan to take advantage of.  For example, if you would like to be able to redeem you shares by telephone, you should select this option on your Shareholder Account Application.  Doing so when you open your account means that you will not need to complete additional paperwork later.

If you are purchasing through the Fund's transfer agent, send the completed Shareholder Account Application and a check payable to the appropriate Fund to the following address:

TCG Cash Reserve Money Market Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, credit cards or third party checks will be accepted.  A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the applicable Fund.  Your investment in the Fund should be intended to serve as a long-term investment vehicle.  The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Fund also reserves the right to stop offering shares at any time.

If you choose to pay by wire, you must call the Fund's transfer agent, at 1-800-494-2755 to obtain instructions on how to set up your account and to obtain an account number and wire instructions.

Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent.  The Fund presently does not charge a fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information, and may take additional steps to verify your identity.  We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Minimum Purchase Amount

The minimum initial investment in shares of the Fund is $500 for a regular account, $500 for an IRA account, or $100 for an automatic investment plan account.  The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Automatic Investment Plan

You may open an automatic investment plan account with a $100 initial purchase and a $100 monthly investment.  If you have an existing account that does not include the automatic investment plan, you can contact the Fund's transfer agent to establish an automatic investment plan.  The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Fund.  You may authorize the automatic withdrawal of funds from your bank account for a minimum amount of $100.  The Fund may alter, modify or terminate this plan at any time.  To begin participating in this plan, please complete the Automatic Investment Plan Section found on the application or contact the Fund at 1-800-494-2755.

Additional Investments

The minimum subsequent investment in the Fund is $50.  You may purchase additional shares of the Fund by check or wire. Your bank wire should be sent as outlined above. You also may purchase Fund shares by making automatic periodic investments from your bank account.  To use this feature, select the automatic investment option in the account application and provide the necessary information about the bank account from which your investments will be make.  You may revoke your election to make automatic investments by calling 1-800-494-2755 or by writing to the Fund at:

TCG Cash Reserve Money Market Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell to any person.  If your wire does not clear, you will be responsible for any loss incurred by the Fund.  If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.  You may be prohibited or restricted from making future purchases in the Fund.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

HOW TO REDEEM SHARES

You may redeem your shares on any business day.  Redemption orders received in proper order by the Fund's transfer agent or by a brokerage firm or other financial institution that sells Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day's NAV. Your brokerage firm or financial institution may have an earlier cut-off time.

Shares of the Fund may be redeemed by mail or telephone. You may receive redemption payments in the form of a check or federal wire transfer, subject to any applicable redemption fee. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail

You may redeem any part of your account in the Fund at no charge by mail.

Your request, in proper form, should be addressed to:

TCG Cash Reserve Money Market Fund

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

"Proper form" means your request for redemption must:

•

Include the Fund name and account number;

•

Include the account name(s) and address;

•

State the dollar amount or number of shares you wish to redeem; and

•

Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

The Fund may require that the signatures be guaranteed if you request the redemption check be mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $100,000 or more.  Signature guarantees are for the protection of shareholders.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed.  Please call the transfer agent at 1-800-494-2755 if you have questions.  At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone

You may redeem any part of your account in the Fund by calling the transfer agent at 1-800-494-2755.  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.  The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund may terminate the telephone redemption procedures at any time.  During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information

If you are not certain of the requirements for redemption please call the transfer agent at 1-800-494-2755.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check.  Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

Other Rights of the Fund

The Fund may:

•

Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act,

•

Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares,

•

Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act, and

•

Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below $250.00.

Special Limitations Affecting Redemptions

The Fund may impose liquidity fees and temporarily suspend redemptions based on the amount of Fund assets that are "weekly liquid assets." Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the Fund fall below 30% of total assets and the Fund's Board of Trustees determines it is in the Fund's best interests, the Fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the Fund fall below 10% of total assets, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Fund's Board of Trustees determines that imposing such a fee would not be in the Fund's best interests or determines that a lower or higher fee (not to exceed 2%) would be in the Fund's best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the Fund's Board of Trustees determines that the fee is no longer in the Fund's best interests. The Board of Trustees of the Fund may determine that it would not be in the Fund's best interests to continue operating if the Fund's weekly liquid assets fall below 10% or under other circumstances. At which point, the Fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating Fund securities from shareholders who remain in the Fund to those who leave the Fund during periods when liquidity is scarce. The fees are payable to the Fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption. If the fund receives a liquidity fee, it is possible that it may return the fee to shareholders in the form of a taxable distribution at a later time.

If liquidity fees are imposed or redemptions are suspended, the Fund will notify shareholders on the Fund's website.

Suspension of Redemptions Upon Liquidation

If the Board, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act, determines that the deviation between a Fund's amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may, in the case of the Fund that the Board has determined to liquidate irrevocably, suspend redemptions and payments of redemption proceeds in order to facilitate the permanent termination of the Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Note on Low Balance Accounts

Because of the high cost of maintaining smaller shareholder accounts, the Trust has set a minimum balance of $500 in the Fund position you hold within your account ("Fund Minimum"), and may take one of two actions if the balance in your Fund falls below the Fund Minimum.

First, the Fund may redeem the shares in your account if the net asset value of your account falls below $250 for any reason, including market fluctuation. You will be notified that the value of your account is less than $250 before the Fund makes an involuntary redemption. The notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $250 before the Fund makes an involuntary redemption or to the Fund Minimum in order not to be assessed an annual low balance fee of $20, as set forth below. This involuntary redemption may not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs, accounts established under the Uniform Gifts or Transfers to Minors Acts, and certain intermediary accounts.

Short-term Trading Policy

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board has evaluated the risks of market timing activities by Fund shareholders and has determined that due to (i) the Fund's policy of seeking to maintain the Fund's net asset value per share at $1.00 each day, (ii) the nature of the Fund's portfolio holdings, and (iii) the nature of the Fund's shareholders, it is unlikely that (a) market timing would be attempted by the Fund's shareholders or (b) any attempts to market time the Fund by shareholders would result in a negative impact to the Fund or their shareholders. As a result, the Board has not adopted policies and procedures to deter short-term trading in the Fund. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. The Fund declares dividends daily and distributes dividends monthly.  These dividends and distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund.  The Fund expects that its distributions will consist of both capital gains and dividend income.  The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually.

Taxes

In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events.  Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold.  Any tax liabilities generated by your transactions or by receiving distributions are your responsibility.  You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.  Because the Fund will have a floating NAV per share, shareholders may experience taxable gains or losses as a result of buying and selling Fund shares.

You will pay tax on ordinary income dividends derived from taxable interest and on capital gain distributions from a Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. However, to the extent that a Fund's distributions are derived from income on short-term debt securities and from short-term capital gains, such distributions will not be eligible for taxation at the reduced rate. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to a Fund's investments in private activity bonds.

A 3.8% Medicare contribution tax will be imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of trusts and estates, for taxable years beginning after December 31, 2012. However, this tax will not apply to certain amounts that are already excludable from gross income, such as interest on tax-exempt bonds.

Because every investor has an individual tax situation, and also because the tax laws are subject to periodic changes, you should always consult your tax advisor about federal, state and local tax consequences of owning shares of a Fund.

Generally, within 60 days after the end of a Fund's taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable to you, for Federal income tax purposes, as long term capital gains, regardless of how long you have held your shares.

Dividends the Fund pays to a nonresident alien individual, a foreign corporation or partnership, or foreign trust or estate (each, a “foreign shareholder”), other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). If a foreign shareholder’s ownership of Fund shares is effectively connected with a U.S. trade or business it carries on, the foreign shareholder will not be subject to that withholding tax but will be subject to federal income tax on income dividends from the Fund as if it were a U.S. shareholder. A foreign shareholder generally will be exempt from federal income tax on gain realized on the sale of Fund shares and Fund distributions of net capital gain, unless the shareholder is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year (special rules apply in the case of a shareholder that is a foreign trust or foreign partnership). Two categories of dividends, “short-term capital gain dividends” and “interest-related dividends,” the Fund pays to foreign shareholders (with certain exceptions) and reports in writing to its shareholders also are exempt from that tax. “Short-term capital gain dividends” are dividends that are attributable to “qualified short-term gain” (i.e., net short-term capital gain, computed with certain adjustments). “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain OID, interest on obligations “in registered form,” and interest on deposits, less allocable deductions) from sources within the United States.

By law, your taxable dividends will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number to the Fund in which you invest or the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund.  The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

This discussion is not a substitute for personal tax advice. You should consult your personal tax advisor about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year.  If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan ("12b-1 Plan" or "Plan"), pursuant to which the Fund will pay the Fund's distributor an annual fee for distribution of 0.25% of the Fund's average daily net assets attributable to each Fund Class and a shareholder servicing expenses fee of 0.05% for Class – Service Shares, 0.10% for Class – Investor A Shares, 0.15% for Class – Investor B Shares, and 0.20% for Class – Investor C Shares of the Fund's average daily net assets of the respective Class.  It is intended that the Plan would be made effective in October 2016.

The Fund's distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

FINANCIAL HIGHLIGHTS

 The following table is intended to help you better understand the TCG Cash Reserve Money Market Fund's (previously named the TCG Cash Reserve Government Money Market Fund) financial performance of its Institutional Class since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for each fiscal period ended June 30 has been audited by Sanville & Company, an independent registered public accounting firm, whose report is included in the annual report, which is available upon request.

	Year Ended		Period Ended	(a)
	6/30/2016		6/30/2015

Net Asset Value, at Beginning of Period	$ 1.00		$ 1.00

Income From Investment Operations:
Net Investment Income *	0.00	(d)	0.00	(d)
Net Realized and Unrealized Gain (Loss) on Investments	0.00	(d)	0.00
Total from Investment Operations	0.00		0.00

Distributions:
Net Investment Income	0.00	(d)	0.00	(d)
Total from Distributions	0.00		0.00

Net Asset Value, at End of Period	$ 1.00		$ 1.00

Total Return **	0.32%		0.18%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 30,453		$ 501
Before Waivers
Ratio of Expenses to Average Net Assets	0.64%		3.23%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%		(2.74)%	(b)
After Waivers
Ratio of Expenses to Average Net Assets	0.30%		0.25%	(b)
Ratio of Net Investment Income to Average Net Assets	0.35%		0.25%	(b)
Portfolio Turnover	0.00%		0.00%	(c)

(a) The Fund commenced investment operations on July 3, 2014.

(b) Annualized

(c) Not Annualized

(d) Amount is less than $0.005

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

 PRIVACY NOTICE

TCG FINANCIAL SERIES TRUST I

Rev. July 2015

FACTS	WHAT DOES TCG FINANCIAL SERIES TRUST I DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons TCG Financial Series Trust I chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does TCG Financial Series Trust I share information?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes – to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes – information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes – information about your credit worthiness.	NO	We don't share
For our affiliates to market to you	NO	We don't share
For non-affiliates to market to you	NO	We don't share

QUESTIONS?	Call 1-800-494-2755

PRIVACY NOTICE

TCG FINANCIAL SERIES TRUST I

What we do:
How does TCG Financial Series Trust I protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does TCG Financial Series Trust I collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates' everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • TCG Financial Series Trust I has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • TCG Financial Series Trust I does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • TCG Financial Series Trust I does not jointly market.

TCG Cash Reserve Money Market Fund

(a series of TCG Financial Series Trust I)

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information ("SAI")

The Fund's SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio holdings.

You can obtain a free copy of the Fund's SAI, Annual and Semi-annual Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-800-494-2755, by visiting the Fund's website at www.CatalystTCGFunds.com, or by writing to:

TCG Cash Reserve Money Market Fund

c/o Mutual Shareholders Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

When a Fund (or a financial intermediary through which shares of the Fund may be purchased or sold) receives a request for its SAI, its Annual Report, or its Semi-Annual report, the Fund (or financial intermediary) must send the requested document within three (3) business days of receipt of the request, by first class mail or other means designed to ensure equally prompt delivery.

You can review and copy information, including the Fund's shareholder reports and SAI, at the SEC's Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Fund are also available:

•	free of charge from the SEC's EDGAR database on the SEC's Internet website at http://www.sec.gov, or
•	for a fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520, or

•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

____________________________________

(The Trust's SEC Investment Company Act file number is 811-22826)